STOCK BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended			1 Months Ended			9 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Stock Only Stock Appreciation Rights [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Apr. 06, 2000 Long Term Incentive Compensation Plan [Member]	Dec. 31, 2012 Stock Incentive Plan 2008 [Member]	May 01, 2008 Stock Incentive Plan 2008 [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Feb. 29, 2012 Executive Officer [Member] Restricted Stock Units (RSUs) [Member]	Jan. 31, 2013 Executive Officer [Member] Stock Incentive Plan 2008 [Member]	Sep. 30, 2010 Executive Officer [Member] Stock Incentive Plan 2008 [Member]	Sep. 30, 2013 Executive Officer [Member] Stock Incentive Plan 2008 [Member]	Dec. 31, 2012 Executive Officer [Member] Stock Incentive Plan 2008 [Member]	Jan. 31, 2013 Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares													10,000	0	120,000		106,000				6,369
Granted, Weighted Average Exercise Price																			$ 1.43
Stock issued during period value ,new issues				$ 56,000	$ 243,000	$ 54,000															$ 10,000
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Term 1																			7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																			62.09%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																			1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																			0.00%
Restricted Stock or Unit Expense	71,000	41,000	216,000	131,000				54,000	15,000				70,000	100,000	29,000
Maximum Shares Issuable										1,000,000		1,000,000
Maximum Shares Issuable To Individual In One Calendar Year										100,000		100,000
Shares, Outstanding, Beginning Balance											337,131
Stock Issued During Period, Shares, Share-based Compensation, Forfeited											110,509
Share Based Compensation Arrangement By Share Based Payment Award Expected Term							10 years
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period In Installments							3 years
Share Based Compensation Shares Authorized Under Stock Option Plans and Sosars Exercise Price Range Lower Range Limit					$ 1.52
Share Based Compensation Shares Authorized Under Stock Option Plans and Sosars Exercise Price Range Upper Range Limit					$ 23.40
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total							$ 92,000						$ 27,000	$ 87,000	$ 187,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							1 year 8 months 5 days
Number Of Restricted Stock Vested																				70,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																30,000		120,000
Restricted Stock Share Based Compensation Arrangement By Share Based Payment Award Vested During Period					(7,500)	(13,125)		17,500	15,000